Note 25 - Other Expenses - Other Operating Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Amortization of intangible assets	$ 22,655	$ 16,547
Depreciation of property and equipment	4,771	4,073
Bad debt expense	81,037	56,331
Share-based compensation	6,133	18,353
Other	420
Other expense, by function	$ 115,016	$ 95,304